THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 28, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2008.

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __09/28/07____

Check here if Amendment [X]; Amendment Number: __1_____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:




__Jeffrey D. Thibeault_____    	 ___New York, NY__       __5/3/10__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $129,274,000





List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

SEAGATE TECHNOLOGY            SHS  G7945J104      1,026    40,100SH         40,100        0        0        40,100        0        0
ADVANCED MICRO DEVICES INC    NOTE 007903AL1      2,251  2500,000SH       2500,000        0        0      2500,000        0        0
ALLIED WASTE INDS INC         COM  019589308      1,024    80,400SH         80,400        0        0        80,400        0        0
AMAZON COM INC                NOTE 023135AF3      1,128   917,000SH        917,000        0        0       917,000        0        0
AMERICAN TOWER CORP           NOTE 029912AR3      4,594  2102,000SH       2102,000        0        0      2102,000        0        0
AMYLIN PHARMACEUTICALS INC    NOTE 032346AF5      3,283  3000,000SH       3000,000        0        0      3000,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7      1,074  1000,000SH       1000,000        0        0      1000,000        0        0
AVNET INC                     DBCV 053807AL7        480   375,000SH        375,000        0        0       375,000        0        0
BARRICK GOLD CORP             COM  067901108      2,720    67,600SH         67,600        0        0        67,600        0        0
CBIZ INC                      NOTE 124805AB8        495   500,000SH        500,000        0        0       500,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6        880  1000,000SH       1000,000        0        0      1000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1      2,462  3000,000SH       3000,000        0        0      3000,000        0        0
CELL GENESYS INC              NOTE 150921AB0        532   640,000SH        640,000        0        0       640,000        0        0
CEPHALON INC                  COM  156708109      1,193    16,337SH         16,337        0        0        16,337        0        0
CONSECO INC                   DBCV 208464BH9        921  1000,000SH       1000,000        0        0      1000,000        0        0
CUBIST PHARMACEUTICALS INC    COM  229678107        214    10,134SH         10,134        0        0        10,134        0        0
CYPRESS SEMICONDUCTOR CORP    COM  232806109      1,380    47,800SH         47,800        0        0        47,800        0        0
CYTYC CORP                    NOTE 232946AB9     17,756 11061,000SH      11061,000        0        0     11061,000        0        0
DST SYS INC DEL               DBCV 233326AB3      5,748  3154,000SH       3154,000        0        0      3154,000        0        0
DST SYS INC DEL               DBCV 233326AD9        752   424,000SH        424,000        0        0       424,000        0        0
DIGITAL RIV INC               NOTE 25388BAB0      2,113  1825,000SH       1825,000        0        0      1825,000        0        0
DIODES INC                    NOTE 254543AA9        752   713,000SH        713,000        0        0       713,000        0        0
EDO CORP                      NOTE 281347AE4      4,901  2919,000SH       2919,000        0        0      2919,000        0        0
ENZON PHARMACEUTICALS INC     NOTE 293904AE8      2,752  2500,000SH       2500,000        0        0      2500,000        0        0
FEI CO                        NOTE 30241LAB5        214   215,000SH        215,000        0        0       215,000        0        0
FEI CO                        NOTE 30241LAD1        541   445,000SH        445,000        0        0       445,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6      7,781  7758,000SH       7758,000        0        0      7758,000        0        0
FINISAR                       NOTE 31787AAC5      4,179  4202,000SH       4202,000        0        0      4202,000        0        0
FISHER SCIENTIFIC INTL INC    NOTE 338032AX3        432   277,000SH        277,000        0        0       277,000        0        0
FORD MTR CO DEL               NOTE 345370CF5      1,482  1273,000SH       1273,000        0        0      1273,000        0        0
GENERAL MTRS CORP             DEB  370442717      5,631   230,600SH        230,600        0        0       230,600        0        0
GRAFTECH INTL LTD             DBCV 384313AB8      6,507  5499,600SH       5499,600        0        0      5499,600        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AK4        707   750,000SH        750,000        0        0       750,000        0        0
INTERMUNE INC                 NOTE 45884XAC7      3,913  3500,000SH       3500,000        0        0      3500,000        0        0
ISIS PHARMACEUTICALS INC DEL  NOTE 464337AE4        932   750,000SH        750,000        0        0       750,000        0        0
JETBLUE AWYS CORP             NOTE 477143AB7        729   752,000SH        752,000        0        0       752,000        0        0
LAWSON SOFTWARE INC NEW       NOTE 52078PAA0      2,202  2057,000SH       2057,000        0        0      2057,000        0        0
LYONDELL CHEMICAL CO          COM  552078107        468    10,100SH         10,100        0        0        10,100        0        0
MANOR CARE INC NEW            NOTE 564055AK7        757   365,000SH        365,000        0        0       365,000        0        0
MCDATA CORP                   NOTE 580031AD4      4,734  4909,000SH       4909,000        0        0      4909,000        0        0
MEDAREX INC                   NOTE 583916AG6        358   285,000SH        285,000        0        0       285,000        0        0
MORAN ENERGY INC              SDCV 616457AC1      1,006   576,000SH        576,000        0        0       576,000        0        0
RPM INTL INC                  NOTE 749685AK9        856  1294,000SH       1294,000        0        0      1294,000        0        0
RF MICRODEVICES INC           NOTE 749941AE0        239   230,000SH        230,000        0        0       230,000        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3      3,128  3030,000SH       3030,000        0        0      3030,000        0        0
REGENERON PHARMACEUTICALS     COM  75886F107        275    15,500SH         15,500        0        0        15,500        0        0
SINCLAIR BROADCAST GROUP INC  NOTE 829226AW9      4,192  4481,000SH       4481,000        0        0      4481,000        0        0
SIRIUS SATELLITE RADIO INC    NOTE 82966UAD5      2,020  2105,000SH       2105,000        0        0      2105,000        0        0
SYBASE INC                    NOTE 871130AB6        215   200,000SH        200,000        0        0       200,000        0        0
SYNAPTICS INC                 NOTE 87157DAB5      3,227  2814,000SH       2814,000        0        0      2814,000        0        0
TEVA PHARMACEUTICAL INDS LTD  ADR  881624209        836    18,830SH         18,830        0        0        18,830        0        0
           PAGE TOTAL              51           117,992
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

TRIZETTO GROUP INC            NOTE 896882AB3      1,116  1000,000SH       1000,000        0        0      1000,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAB0        907  1000,000SH       1000,000        0        0      1000,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAD6      1,442  1589,000SH       1589,000        0        0      1589,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6        558   565,000SH        565,000        0        0       565,000        0        0
WMS INDS INC                  NOTE 929297AE9      6,880  2691,000SH       2691,000        0        0      2691,000        0        0
WESCO INTL INC                NOTE 95082PAG0        379   450,000SH        450,000        0        0       450,000        0        0
           PAGE TOTAL               6            11,282
          GRAND TOTAL              57           129,274




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